3 Segment Information (Details 3) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	£ 542	£ 17,158	£ 14,826
SPAIN
Disclosure of operating segments [line items]
Non-current assets		4,383	1,860
UNITED KINGDOM
Disclosure of operating segments [line items]
Non-current assets	£ 542	£ 12,775	£ 12,966